Cash and cash equivalents (Details) - BRL (R$) R$ in Millions		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		R$ 3,751	R$ 8,274
Exito [Member]
IfrsStatementLineItems [Line Items]
Acquisition consideration		1
Deposited		R$ 84
Weighted average interest rate		101.38%	93.51%
Argentine [Member] | Exito [Member]
IfrsStatementLineItems [Line Items]
Acquisition consideration		R$ 79	R$ 126
Uruguayan [Member]
IfrsStatementLineItems [Line Items]
Acquisition consideration			1
Uruguayan [Member] | Exito [Member]
IfrsStatementLineItems [Line Items]
Acquisition consideration			366
Colombian [Member]
IfrsStatementLineItems [Line Items]
Acquisition consideration		34	94
Colombian [Member] | Exito [Member]
IfrsStatementLineItems [Line Items]
Acquisition consideration			2,905
Cash And Banks Brazil [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		99	100
Cash And Banks Abroad [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	[1]	79	3,481
Temporary Investments Brazil [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	[2]	3,573	4,598
Temporary Investments Abroad [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	[3]		R$ 95

[1]	As of December 31, 2022, refers to (i) funds from the Éxito Group, of which R$79 are denominated in the United States of America in US Dollars (R$126 in Argentine pesos, R$366 in Uruguayan pesos and R$2,905 in Colombian pesos on December 31, 2021); (ii) including R$84 deposited in the United States of America in US Dollars
[2]	Refers substantially to highly liquid investments bearing interest at a weighted average rate of 101,38% (93.51% on December 31, 2021) of the Brazilian Interbank Deposit Certificate ("CDI")
[3]	Refers to funds invested abroad, of which R$1 are denominated in Uruguayan pesos and R$34 are denominated in Colombia pesos (R$1 in Uruguay and R$94 in Colombia on December 31, 2021).